Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Costs and Expenses

The amounts of such costs and expenses included in the consolidated statements of operations for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2017	2016	2015
Statements of operations:
Time charter and bareboat revenues:
Charter revenues from KNOT (1)	$—	$—	$16,231
Other income:
Guarantee income from KNOT (2)	1,499	770	122
Operating expenses:
Technical and operational management fee from KNOT Management to Vessels (3)	4,617	2,971	2,420
General and administrative expenses:
Administration fee from KNOT Management (4)	1,457	1,279	1,134
Administration fee from KOAS (4)	461	382	461
Administration fee from KOAS UK (4)	122	145	151
Administration and management fee from KNOT (5)	149	203	170
Finance income (expense):
Interest expense charged from KNOT (6)	(52)	(128)	(268)

Total income (expenses)	$(5,359)	$(4,338)	$11,749

	At December 31,
(U.S. Dollars in thousands)	2017	2016	2015
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (7)	$89	$38	$—
Drydocking supervision fee from KOAS (7)	8	16	—

Total	$97	$54	$—

(1)	Charter revenue from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. Shell, the charterer of the Windsor Knutsen, did not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term, and on July 29, 2014, KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous Shell time charter. This charter was effective until the Windsor Knutsen commenced in October 2015 on new Shell time charter. See Note 19(b)—Related Party Transactions—Guarantees and Indemnifications.
(2)	Guarantee income from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and Windsor Knutsen for a period of five years from the closing date of the IPO. In October 2015, the Windsor Knutsen commenced on a new Shell time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate is paid by KNOT. The Vigdis Knutsen suffered damages to its hull in connection with a ship-to-ship loading on May 24, 2017 and the vessel went off-hire 6 days in June 2017 due to repairs of the damage. In connection with the Vigdis Knutsen acquisition, KNOT agreed to pay for the repair cost and charter hire lost in connection with the incident. The reimbursement from KNOT for lost charter hire is accounted for as guarantee income. See Note 19(b)—Related Party Transactions—Guarantees and Indemnifications.
(3)	Technical and operational management fee from KNOT to Vessels: KNOT Management provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(4)	Administration fee from KNOT Management, KOAS and KOAS UK: Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.
(5)	Administration fee and management fee from KNOT: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters are subject to management and administration agreements with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(6)	Interest expense charged from KNOT: KNOT invoiced interest (expense) income for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries.
(7)	Drydocking supervision fee from KNOT and KOAS: KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

Schedule of Dues Payables to Related Party

	Year Ended December 31,
(U.S. Dollars in thousands)	2017	2016	2015
Statements of operations:
Time charter and bareboat revenues:
Charter revenues from KNOT (1)	$—	$—	$16,231
Other income:
Guarantee income from KNOT (2)	1,499	770	122
Operating expenses:
Technical and operational management fee from KNOT Management to Vessels (3)	4,617	2,971	2,420
General and administrative expenses:
Administration fee from KNOT Management (4)	1,457	1,279	1,134
Administration fee from KOAS (4)	461	382	461
Administration fee from KOAS UK (4)	122	145	151
Administration and management fee from KNOT (5)	149	203	170
Finance income (expense):
Interest expense charged from KNOT (6)	(52)	(128)	(268)

Total income (expenses)	$(5,359)	$(4,338)	$11,749

	At December 31,
(U.S. Dollars in thousands)	2017	2016	2015
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (7)	$89	$38	$—
Drydocking supervision fee from KOAS (7)	8	16	—

Total	$97	$54	$—

Summary of Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

	At December 31,
(U.S. Dollars in thousands)	2017	2016
Balance Sheet:
Trading balances due from KOAS	$24	$108
Trading balances due from KNOT and affiliates	547	42

Amount due from related parties	$571	$150

Trading balances due to KOAS	$898	$543
Trading balances due to KNOT and affiliates	4,552	291

Amount due to related parties	$5,450	$834

Schedule of Trade Accounts Payables to Related Parties

Trade accounts payables to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

	At December 31,
(U.S. Dollars in thousands)	2017	2016
Balance Sheet:
Trading balances due to KOAS	$864	$727
Trading balances due to KNOT and affiliates	548	394

Trade accounts payables to related parties	$1,412	$1,121